Transamerica Premier Life Insurance Company 4333 Edgewood Rd NE Cedar Rapids, Iowa 52499

October 6, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0506

Re:	WRL Freedom Attainer Variable Annuity

WRL Series Annuity Account

Transamerica Premier Life Insurance Company

(File No. 333-199053)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus and statement of additional information supplements, dated October 1, 2014, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed registration statement. The text of the registrant’s most recent initial filing was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (213) 742-5216.

Sincerely,

/s/ Alison Ryan

Alison Ryan

Associate General Counsel